Subsequent Events	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events:

The Company has evaluated subsequent events occurring after the balance sheet date through the date the interim consolidated financial statements were issued and determined that there are no events requiring financial statement disclosure.

Note 18 - Subsequent Events:

On August 14, 2013, the Company sold its commercial property at 11 Carlaw Avenue for gross proceeds of approximately $926,000. This property had a net book value of $699,248 and the resulting gain on sale of this property will be recognized in the first quarter of fiscal 2014. The net cash proceeds after real estate commissions and other fees were used to pay down the mortgage on this property and the Company received net proceeds of approximately $209,000 from the sale of this property after mortgage repayments and fees.

The Company has evaluated subsequent events occurring after the balance sheet date through the date the consolidated financial statements were issued.